Note 11 - Share Capital - Summary of Options Outstanding and Exercisable (Details)	12 Months Ended
	Nov. 30, 2021 $ / shares	Nov. 30, 2020 $ / shares	Nov. 30, 2019 $ / shares
Statement Line Items [Line Items]
Options Outstanding Number of Options Outstanding	12,444,150	10,732,000	12,463,000
Options Outstanding Weighted Average Exercise Price (in CAD per share)	$ 1.63	$ 1.51	$ 1.15
Options Outstanding Weighted Average Remaining Contractual Life (Year)	2 years 8 months 19 days
Options Exercisable Number of Options Exercisable	9,779,150
Options Exercisable Weighted Average Exercise Price (in CAD per share)	$ 1.53
Options Exercisable Weighted Average Remaining Contractual Life (Year)	2 years 2 months 12 days
Share options one [member]
Statement Line Items [Line Items]
Options Outstanding Number of Options Outstanding	1,787,500
Options Outstanding Weighted Average Exercise Price (in CAD per share)	$ 0.78
Options Outstanding Weighted Average Remaining Contractual Life (Year)	1 year 11 months 26 days
Options Exercisable Number of Options Exercisable	1,787,500
Options Exercisable Weighted Average Exercise Price (in CAD per share)	$ 0.78
Options Exercisable Weighted Average Remaining Contractual Life (Year)	1 year 11 months 26 days
Share options one [member] | Bottom of range [member]
Statement Line Items [Line Items]
Exercise Prices (in CAD per share)	$ 0.78
Share options one [member] | Top of range [member]
Statement Line Items [Line Items]
Exercise Prices (in CAD per share)	$ 0.84
Share options two [member]
Statement Line Items [Line Items]
Options Outstanding Number of Options Outstanding	2,224,500
Options Outstanding Weighted Average Exercise Price (in CAD per share)	$ 1.05
Options Outstanding Weighted Average Remaining Contractual Life (Year)	2 years 8 months 15 days
Options Exercisable Number of Options Exercisable	2,224,500
Options Exercisable Weighted Average Exercise Price (in CAD per share)	$ 1.05
Options Exercisable Weighted Average Remaining Contractual Life (Year)	2 years 8 months 15 days
Share options two [member] | Bottom of range [member]
Statement Line Items [Line Items]
Exercise Prices (in CAD per share)	$ 0.85
Share options two [member] | Top of range [member]
Statement Line Items [Line Items]
Exercise Prices (in CAD per share)	$ 1.05
Share options three [member]
Statement Line Items [Line Items]
Options Outstanding Number of Options Outstanding	3,455,000
Options Outstanding Weighted Average Exercise Price (in CAD per share)	$ 1.59
Options Outstanding Weighted Average Remaining Contractual Life (Year)	10 months 17 days
Options Exercisable Number of Options Exercisable	3,380,000
Options Exercisable Weighted Average Exercise Price (in CAD per share)	$ 1.59
Options Exercisable Weighted Average Remaining Contractual Life (Year)	9 months 14 days
Share options three [member] | Bottom of range [member]
Statement Line Items [Line Items]
Exercise Prices (in CAD per share)	$ 1.06
Share options three [member] | Top of range [member]
Statement Line Items [Line Items]
Exercise Prices (in CAD per share)	$ 1.72
Share options four [member]
Statement Line Items [Line Items]
Options Outstanding Number of Options Outstanding	2,745,000
Options Outstanding Weighted Average Exercise Price (in CAD per share)	$ 1.83
Options Outstanding Weighted Average Remaining Contractual Life (Year)	4 years 9 months 21 days
Options Exercisable Number of Options Exercisable	746,250
Options Exercisable Weighted Average Exercise Price (in CAD per share)	$ 1.82
Options Exercisable Weighted Average Remaining Contractual Life (Year)	4 years 5 months 12 days
Share options four [member] | Bottom of range [member]
Statement Line Items [Line Items]
Exercise Prices (in CAD per share)	$ 1.73
Share options four [member] | Top of range [member]
Statement Line Items [Line Items]
Exercise Prices (in CAD per share)	$ 1.84
Share options five [member]
Statement Line Items [Line Items]
Options Outstanding Number of Options Outstanding	2,232,150
Options Outstanding Weighted Average Exercise Price (in CAD per share)	$ 2.74
Options Outstanding Weighted Average Remaining Contractual Life (Year)	3 years 7 months 2 days
Options Exercisable Number of Options Exercisable	1,640,900
Options Exercisable Weighted Average Exercise Price (in CAD per share)	$ 2.76
Options Exercisable Weighted Average Remaining Contractual Life (Year)	3 years 7 months 13 days
Share options five [member] | Bottom of range [member]
Statement Line Items [Line Items]
Exercise Prices (in CAD per share)	$ 1.85
Share options five [member] | Top of range [member]
Statement Line Items [Line Items]
Exercise Prices (in CAD per share)	$ 3.38